Income Taxes	12 Months Ended
Dec. 31, 2018
INCOME TAXES
INCOME TAXES

10. INCOME TAXES

Income Tax Expense (Recovery)

($ millions)	2018	2017

Current:

Current year	1 270	1 150

Adjustments to current income tax of prior years	(20)	59

Deferred:

Origination and reversal of temporary differences	345	476

Adjustments in respect of deferred income tax of prior years	13	(70)

Changes in tax rates and legislation	—	(106)

Movement in unrecognized deferred income tax assets	82	(51)

Total income tax expense	1 690	1 458

Reconciliation of Effective Tax Rate

The provision for income taxes reflects an effective tax rate that differs from the statutory tax rate. A reconciliation of the difference is as follows:

($ millions)	2018	2017

Earnings before income tax	4 983	5 916

Canadian statutory tax rate	27.04%	27.01%

Statutory tax	1 347	1 598

Add (deduct) the tax effect of:

Non-taxable component of capital losses (gains)	146	(90)

Share-based compensation and other permanent items	31	(1)

Assessments and adjustments	(7)	(11)

Impact of income tax rate and legislative changes	—	(106)

Foreign tax rate differential	111	180

Non-taxable component of acquisitions and dispositions	(14)	(41)

Movement in unrecognized deferred income tax assets	82	(51)

Other	(6)	(20)

Total income tax expense	1 690	1 458

Effective tax rate	33.9%	24.6%

Deferred Income Tax Balances

The significant components of the company's deferred income tax (assets) liabilities and deferred income tax expense (recovery) are comprised of the following:

	Deferred Income Tax Expense (Recovery)		Deferred Income Tax Liability (Asset)

($ millions)	2018	2017	December 31 2018	December 31 2017

Property, plant and equipment	484	157	14 705	14 252

Decommissioning and restoration provision	46	19	(1 854)	(1 910)

Employee retirement benefit plans	15	(5)	(585)	(639)

Tax loss carry-forwards	(63)	—	(172)	(109)

Other	(42)	78	(177)	(161)

Net deferred income tax expense and liability	440	249	11 917	11 433

Change in Deferred Income Tax Balances

($ millions)	2018	2017

Net deferred income tax liability, beginning of year	11 433	11 180

Recognized in deferred income tax expense	440	249

Recognized in other comprehensive income	39	19

Foreign exchange, disposition and other	5	(15)

Net deferred income tax liability, end of year	11 917	11 433

Deferred Tax in Shareholders' Equity

($ millions)	2018	2017

Deferred Tax in Other Comprehensive Income

Actuarial gain on employment retirement benefit plans	39	19

Total income tax expense reported in equity	39	19

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit is probable based on estimated future earnings. Suncor has not recognized a $153 million (2017 – $75 million) deferred income tax asset on $1 134 million (2017 – $556 million) of capital losses related to foreign exchange on U.S. dollar denominated debt, which can only be utilized against future capital gains.

No deferred tax liability has been recognized at December 31, 2018, on temporary differences of approximately $9.7 billion (2017 – $9.6 billion) associated with earnings retained in our investments in foreign subsidiaries, as the company is able to control the timing of the reversal of these differences. Based on current plans, repatriation of funds in excess of foreign reinvestment will not result in material additional income tax expense. Deferred distribution taxes associated with international business operations have not been recorded.

In the fourth quarter of 2017, the U.S. government enacted a decrease in the federal corporate tax rate from 35% to 21% effective January 1, 2018. As a result, the company revalued its deferred income tax balances, resulting in a deferred income tax recovery of $124 million.

In the fourth quarter of 2017, the Government of British Columbia (B.C.) enacted an increase to the provincial corporate income tax rate from 11% to 12%. As a result, the company revalued its deferred income tax balances, resulting in a deferred income tax expense of $18 million.